                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ___________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland  DD1 1QN
         United Kingdom

Form 13F File Number: 28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ian Anderson
Title: Assistant Secretary
Phone: +44 1382 321238

Signature, Place, and Date of Signing:


 /s/ Ian Anderson           Dundee, Scotland, United Kingdom   November 9, 2009
--------------------------  --------------------------------  ------------------
[Signature]                           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         51
Form 13F Information Table Value Total:   $859,626(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

ALLIANCE TRUST HOLDINGS AS AT 30.09.2009

                                                                                                             VOTING AUTHORITY
                                       TITLE OF           VALUE   SHRS OR         PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER               CLASS   CUSIP  (X$1000)  PRN AMT  SH/PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------------------- -------- ------- -------- --------- ------ ---- ---------- -------- --------- ------ ----
ABBOTT LABS COM NPV                             2002305   32,235   652,400   SH            SOLE     NONE     652,400
ACCENTURE PLC CLS'A'USD0.0000225                B4BNMY3    9,004   241,600   SH            SOLE     NONE     241,600
AMER TOWER CORP CL'A'COM USD0.01                2253608   27,356   753,000   SH            SOLE     NONE     753,000
AMER EXPRESS CO COM USD0.20                     2026082    1,159    34,200   SH            SOLE     NONE      34,200
BAXTER INTL INC COM USD1                        2085102   15,698   275,353   SH            SOLE     NONE     275,353
BJS WHOLESALE CLUB COM USD0.01                  2039916      543    15,000   SH            SOLE     NONE      15,000
CCC GLOBAL ENVIRONMENTAL OPPORTUNITIES
   FUND LTD                                     CCC GEO   17,666   160,000   SH            SOLE     NONE     160,000
CLEAN HARBORS INC COM USD0.01                   2202473   14,369   255,455   SH            SOLE     NONE     255,455
CONSOL ENERGY INC COM USD0.01                   2413758      676    15,000   SH            SOLE     NONE      15,000
CISCO SYSTEMS COM USD0.001                      2198163   37,563 1,597,762   SH            SOLE     NONE   1,597,762
CVS CAREMARK CORP COM STK USD0.01               2577609   29,209   817,262   SH            SOLE     NONE     817,262
CORRECTIONS CORP COM USD0.01                    2759418    2,829   125,000   SH            SOLE     NONE     125,000
DELL INC COM USD0.01                            2261526   14,671   961,410   SH            SOLE     NONE     961,410
DIAMOND OFFSHORE COM USD0.01                    2261021   52,309   547,854   SH            SOLE     NONE     547,854
AMDOCS ORD GBP0.01                              2256908   35,406 1,317,192   SH            SOLE     NONE   1,317,192
DAVITA INC COM USD0.001                         2898087   15,088   267,000   SH            SOLE     NONE     267,000
ENERGY SOLUTIONS I DEP SHS REP 1 COM
   USD0.01                                      B293735      736    80,000   SH            SOLE     NONE      80,000
EXELON CORP COM NPV                             2670519    9,912   200,000   SH            SOLE     NONE     200,000
F5 NETWORK INC COM STK NPV                      2427599      793    20,000   SH            SOLE     NONE      20,000
FLIR SYSTEMS INC COM USD0.01                    2344717   14,814   530,000   SH            SOLE     NONE     530,000
HCC INSURANCE HLDG COM USD1                     2400426   12,308   450,000   SH            SOLE     NONE     450,000
HEICO CORP COM USD0.01                          2419217      736    17,000   SH            SOLE     NONE      17,000
HOLOGIC INC COM USD0.01                         2433530    9,139   560,000   SH            SOLE     NONE     560,000
HARSCO CORP COM USD1.25                         2412700   15,921   450,000   SH            SOLE     NONE     450,000
INTERMEC INC COM USD0.01                        2116842    6,620   469,500   SH            SOLE     NONE     469,500
INTEL CORP COM USD0.001                         2463247   32,490 1,661,882   SH            SOLE     NONE   1,661,882
INTEROIL CORP COM NPV                           B02SJF9   35,541   906,900   SH            SOLE     NONE     906,900

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
ITT CORPORATION COM USD1                        2465760   26,644   511,600   SH            SOLE     NONE     511,600
JOHNSON & JOHNSON COM USD1                      2475833   37,742   620,661   SH            SOLE     NONE     620,661
JP MORGAN CHASE & COM USD1                      2190385    9,999   228,600   SH            SOLE     NONE     228,600
LEUCADIA NATL CORP COM USD1                     2513012      493    20,000   SH            SOLE     NONE      20,000
MONSANTO COM STK USD0.01                        2654320    5,117    66,200   SH            SOLE     NONE      66,200
VAIL RESORTS INC COM STK USD0.01                2954194    1,342    40,000   SH            SOLE     NONE      40,000
MUELLER WATER PROD COM STK
   USD0.01 SER 'A'                              B15RZR4   18,051 3,300,000   SH            SOLE     NONE   3,300,000
NETAPP INC COM USD0.001                         2630643   20,528   770,000   SH            SOLE     NONE     770,000
NORTHWEST PIPE CO COM USD0.01                   2035925    1,231    36,700   SH            SOLE     NONE      36,700
NEW YORK COMMTY COM USD0.01                     2711656   42,797 3,754,144   SH            SOLE     NONE   3,754,144
PLUM CREEK TMBR CO COM USD0.01                  2692397   12,751   416,689   SH            SOLE     NONE     416,689
METROPCS COMMUNICA COM STK USD0.0001            B02F228    7,948   850,000   SH            SOLE     NONE     850,000
PROCTER & GAMBLE COM NPV                        2704407    7,751   134,026   SH            SOLE     NONE     134,026
PHILIP MORRIS INTL COM STK NPV                  B2PKRQ3   52,632 1,082,065   SH            SOLE     NONE   1,082,065
PSYCHIATRIC SOLUTI COM USD0.01                  2975333    1,070    40,000   SH            SOLE     NONE      40,000
ROSS STORES INC COM USD0.01                     2746711   25,074   525,000   SH            SOLE     NONE     525,000
REPUBLIC SERVICES COM USD0.01                   2262530   44,122 1,663,715   SH            SOLE     NONE   1,663,715
SMART BALANCE INC COM STK USD0.01               B0V9FJ9      521    85,000   SH            SOLE     NONE      85,000
SAFEWAY INC COM USD0.01                         2767165   13,881   705,000   SH            SOLE     NONE     705,000
SYSCO CORP COM USD1                             2868165    6,610   266,300   SH            SOLE     NONE     266,300
TIME WARNER INC COM USD0.01                     B63QTN2   10,287   357,824   SH            SOLE     NONE     357,824
UTD TECHNOLOGIES COM USD1                       2915500   29,826   490,083   SH            SOLE     NONE     490,083
VERIZON COMMUN COM USD0.10                      2090571   25,527   844,700   SH            SOLE     NONE     844,700
WESTERN UNION COMP COM STK USD0.01              B1F76F9   12,891   682,400   SH            SOLE     NONE     682,400
                                                        $859,626